FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	47-0351813
Plan number	003
Notes receivable from participants	$ 14,925,876
Total Investments and Loans	$ 766,409,098
Minimum
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	4.25%
Maximum
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	9.50%
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity 2 Portfolio Institutional Class, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:DfaEmergingMarketsCoreEquity2PortfolioInstitutionalClassMember
Investment curent value type	Mutual fund
Current Value	$ 6,795,990
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Eagle Mid Cap Growth CIT Founders Class, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:EagleMidCapGrowthCitFoundersClassMember
Investment curent value type	Common collective trust
Current Value	$ 9,240,109
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity 500 Index Fund, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:Fidelity500IndexFundMember
Investment curent value type	Mutual fund
Current Value	$ 56,749,585
Party-in-Interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Contrafund K6, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:FidelityContrafundK6Member
Investment curent value type	Mutual fund
Current Value	$ 51,090,208
Party-in-Interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Global ex U.S. Index Fund, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:FidelityGlobalExU.s.IndexFundMember
Investment curent value type	Mutual fund
Current Value	$ 10,216,355
Party-in-Interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Small Cap Value Fund, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:FidelitySmallCapValueFundMember
Investment curent value type	Mutual fund
Current Value	$ 4,875,608
Party-in-Interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Galliard Stable Return Fund Q, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:GalliardStableReturnFundQMember
Investment curent value type	Common collective trust
Current Value	$ 21,740,195
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JP Morgan Mid Cap Value Fund Class L, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:JpmorganMidCapValueFundClassLMember
Investment curent value type	Mutual fund
Current Value	$ 4,758,629
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund Class 15, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:PrudentialCorePlusBondFundClass15Member
Investment curent value type	Common collective trust
Current Value	$ 17,778,820
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Large Cap Value Trust Class IA, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:PutnamLargeCapValueTrustClassIaMember
Investment curent value type	Common collective trust
Current Value	$ 14,916,744
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Overseas Stock Fund I Class, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:T.RowePriceOverseasStockFundIClassMember
Investment curent value type	Mutual fund
Current Value	$ 12,121,899
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Valmont Industries, Inc. common stock
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:ValmontIndustriesInc.Member
Investment curent value type	Common stock
Current Value	$ 38,295,874
Party-in-Interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inflation Protected Securities Fund Admiral Shares, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardInflationProtectedSecuritiesFundAdmiralSharesMember
Investment curent value type	Mutual fund
Current Value	$ 3,088,779
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Mid-Cap Growth Index Fund Admiral Shares, Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardMidCapGrowthIndexFundAdmiralSharesMember
Investment curent value type	Mutual fund
Current Value	$ 13,714,532
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2020TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 18,218,347
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2025TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 44,890,612
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2030TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 77,221,463
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2035TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 76,894,240
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2040TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 70,147,005
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2045TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 62,995,092
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2050TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 48,927,668
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2055TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 32,240,518
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2060TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 25,406,343
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2065TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 6,929,374
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirement2070TrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 3,194,137
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VanguardTargetRetirementIncomeTrustIiMember
Investment curent value type	Common collective trust
Current Value	$ 10,156,340
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Voya Small Cap Growth Trust Fund Class 22, Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Issuer name	vmi:VoyaSmallCapGrowthTrustFundClass22Member
Investment curent value type	Common collective trust
Current Value	$ 8,878,756
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Mutual fund
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 163,411,585
Common collective trust
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 549,775,763